UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-01796

Fidelity Destiny Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2023

Item 1.

Reports to Stockholders

Fidelity Advisor® Diversified Stock Fund

Semi-Annual Report
March 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary March 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.0
NVIDIA Corp. *	3.2
Apple, Inc.	2.8
MasterCard, Inc. Class A	2.7
Meta Platforms, Inc. Class A	2.6
Alphabet, Inc. Class C	2.4
UnitedHealth Group, Inc.	2.2
The Boeing Co. *	2.2
Lockheed Martin Corp.	1.7
Exxon Mobil Corp.	1.7
27.5

* Security or a portion of the security is pledged as collateral for call options written.
Market Sectors (% of Fund's net assets)

Information Technology	22.7
Health Care	13.7
Financials	13.6
Industrials	13.4
Consumer Discretionary	9.4
Communication Services	8.7
Energy	4.8
Materials	4.6
Consumer Staples	3.8
Real Estate	0.1

Asset Allocation (% of Fund's net assets)

Written Options - (0.0)%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments March 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Entertainment - 3.2%
Electronic Arts, Inc.	10,367	1,248,705
Netflix, Inc. (a)(b)	120,800	41,733,984
Sea Ltd. ADR (a)	308,000	26,657,400
Spotify Technology SA (a)	7,900	1,055,598
Universal Music Group NV	212,900	5,391,640
Warner Music Group Corp. Class A	78,100	2,606,197
		78,693,524
Interactive Media & Services - 5.0%
Alphabet, Inc. Class C (a)	571,560	59,442,240
Meta Platforms, Inc. Class A (a)	313,831	66,513,342
		125,955,582
Media - 0.4%
Charter Communications, Inc. Class A (a)	8,800	3,146,968
Comcast Corp. Class A	179,900	6,820,009
		9,966,977
TOTAL COMMUNICATION SERVICES		214,616,083
CONSUMER DISCRETIONARY - 9.4%
Broadline Retail - 1.7%
Amazon.com, Inc. (a)	402,800	41,605,212
Hotels, Restaurants & Leisure - 3.5%
Airbnb, Inc. Class A (a)	100,200	12,464,880
Caesars Entertainment, Inc. (a)	189,100	9,229,971
Compass Group PLC	655,705	16,478,890
Domino's Pizza, Inc.	26,500	8,741,555
Flutter Entertainment PLC (a)	18,600	3,356,848
Hilton Worldwide Holdings, Inc.	138,584	19,522,328
Marriott International, Inc. Class A	65,821	10,928,919
McDonald's Corp.	6,100	1,705,621
Penn Entertainment, Inc. (a)	164,890	4,890,637
		87,319,649
Household Durables - 0.2%
D.R. Horton, Inc.	41,900	4,093,211
Specialty Retail - 1.6%
Revolve Group, Inc. (a)	25,900	681,170
TJX Companies, Inc.	506,040	39,653,294
		40,334,464
Textiles, Apparel & Luxury Goods - 2.4%
Brunello Cucinelli SpA	168,800	16,741,166
LVMH Moet Hennessy Louis Vuitton SE	22,367	20,530,861
Moncler SpA	13,867	955,563
NIKE, Inc. Class B	76,200	9,345,168
On Holding AG (a)	6,700	207,901
Ralph Lauren Corp. (c)	30,500	3,558,435
Tapestry, Inc.	198,700	8,565,957
Tory Burch LLC (a)(d)(e)(f)	28,846	976,428
		60,881,479
TOTAL CONSUMER DISCRETIONARY		234,234,015
CONSUMER STAPLES - 3.8%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)	10,703	3,518,076
Diageo PLC	323,565	14,440,601
Monster Beverage Corp.	457,080	24,686,891
		42,645,568
Food & Staples Retailing - 0.6%
Dollar General Corp.	24,800	5,219,408
Target Corp.	50,800	8,414,004
		13,633,412
Household Products - 0.2%
The Clorox Co.	37,000	5,854,880
Tobacco - 1.3%
Philip Morris International, Inc.	325,600	31,664,600
TOTAL CONSUMER STAPLES		93,798,460
ENERGY - 4.8%
Energy Equipment & Services - 2.7%
Baker Hughes Co. Class A	472,200	13,627,692
Halliburton Co.	471,400	14,915,096
NOV, Inc.	464,400	8,596,044
Schlumberger Ltd.	547,700	26,892,070
TechnipFMC PLC (a)	231,200	3,155,880
		67,186,782
Oil, Gas & Consumable Fuels - 2.1%
Denbury, Inc. (a)	22,100	1,936,623
Exxon Mobil Corp.	380,734	41,751,290
Hess Corp.	23,895	3,162,264
Valero Energy Corp.	33,500	4,676,600
		51,526,777
TOTAL ENERGY		118,713,559
FINANCIALS - 13.6%
Banks - 2.3%
Bank of America Corp.	922,526	26,384,244
Huntington Bancshares, Inc.	90,400	1,012,480
JPMorgan Chase & Co.	137,500	17,917,625
Starling Bank Ltd. Series D (a)(e)(f)	879,300	3,113,102
Wells Fargo & Co.	245,268	9,168,118
		57,595,569
Capital Markets - 2.7%
BlackRock, Inc. Class A	15,500	10,371,360
Brookfield Asset Management Ltd. Class A	53,700	1,759,008
Cboe Global Markets, Inc.	21,100	2,832,464
Deutsche Borse AG	9,900	1,927,631
Goldman Sachs Group, Inc.	19,900	6,509,489
Intercontinental Exchange, Inc.	135,000	14,079,150
Morgan Stanley	305,100	26,787,780
Morningstar, Inc.	3,661	743,293
Raymond James Financial, Inc.	27,400	2,555,598
		67,565,773
Consumer Finance - 0.3%
American Express Co.	45,500	7,505,225
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	42,145	13,013,112
Financial Services - 4.7%
Block, Inc. Class A (a)	301,600	20,704,840
MasterCard, Inc. Class A	183,859	66,816,199
Toast, Inc. (a)(c)	356,100	6,320,775
Visa, Inc. Class A	104,100	23,470,386
		117,312,200
Insurance - 3.1%
Allstate Corp.	36,900	4,088,889
American Financial Group, Inc.	42,323	5,142,245
Arthur J. Gallagher & Co.	82,154	15,716,882
Chubb Ltd.	22,300	4,330,214
Globe Life, Inc.	33,100	3,641,662
Hartford Financial Services Group, Inc.	33,300	2,320,677
Marsh & McLennan Companies, Inc.	67,500	11,242,125
Progressive Corp.	11,300	1,616,578
The Travelers Companies, Inc.	159,442	27,329,953
		75,429,225
TOTAL FINANCIALS		338,421,104
HEALTH CARE - 13.7%
Biotechnology - 3.4%
Argenx SE ADR (a)	22,433	8,358,087
Exact Sciences Corp. (a)	102,600	6,957,306
Gilead Sciences, Inc.	231,700	19,224,149
Karuna Therapeutics, Inc. (a)	9,300	1,689,252
Legend Biotech Corp. ADR (a)	179,800	8,669,956
Moderna, Inc. (a)	27,000	4,146,660
Nuvalent, Inc. Class A (a)	17,800	464,402
Prothena Corp. PLC (a)	22,200	1,076,034
Regeneron Pharmaceuticals, Inc. (a)	28,755	23,627,121
Vertex Pharmaceuticals, Inc. (a)	34,100	10,743,887
		84,956,854
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (a)	702,937	35,167,938
GE Healthcare Holding LLC	28,100	2,305,043
Inspire Medical Systems, Inc. (a)	5,900	1,381,013
Intuitive Surgical, Inc. (a)	41,600	10,627,552
Masimo Corp. (a)	53,500	9,872,890
Stryker Corp.	63,249	18,055,692
		77,410,128
Health Care Providers & Services - 3.7%
agilon health, Inc. (a)	667,747	15,858,991
Cardinal Health, Inc.	30,600	2,310,300
Cigna Group	59,700	15,255,141
Humana, Inc.	7,275	3,531,722
UnitedHealth Group, Inc.	114,408	54,068,077
		91,024,231
Health Care Technology - 0.2%
Evolent Health, Inc. (e)	145,500	4,485,401
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	35,900	4,966,406
Danaher Corp.	24,650	6,212,786
Thermo Fisher Scientific, Inc.	11,933	6,877,823
		18,057,015
Pharmaceuticals - 2.6%
AstraZeneca PLC sponsored ADR	15,400	1,068,914
Eli Lilly & Co.	87,238	29,959,274
Merck & Co., Inc.	310,200	33,002,178
Terns Pharmaceuticals, Inc. (a)	45,000	532,800
		64,563,166
TOTAL HEALTH CARE		340,496,795
INDUSTRIALS - 13.4%
Aerospace & Defense - 4.7%
Howmet Aerospace, Inc.	187,000	7,923,190
Lockheed Martin Corp.	90,200	42,640,246
Northrop Grumman Corp.	4,490	2,073,123
Spirit AeroSystems Holdings, Inc. Class A	240,700	8,311,371
The Boeing Co. (a)(b)	250,003	53,108,137
TransDigm Group, Inc.	4,300	3,169,315
		117,225,382
Airlines - 0.4%
Copa Holdings SA Class A (c)	63,700	5,882,695
Delta Air Lines, Inc. (a)	115,600	4,036,752
		9,919,447
Building Products - 1.1%
ASSA ABLOY AB (B Shares)	25,000	598,812
Builders FirstSource, Inc. (a)	83,200	7,386,496
Fortune Brands Home & Security, Inc.	61,400	3,606,022
Trane Technologies PLC	81,849	15,058,579
		26,649,909
Commercial Services & Supplies - 0.4%
Cintas Corp.	21,310	9,859,711
Copart, Inc. (a)	5,200	391,092
		10,250,803
Construction & Engineering - 0.5%
Fluor Corp. (a)	376,600	11,640,706
Electrical Equipment - 1.6%
Array Technologies, Inc. (a)	25,400	555,752
Eaton Corp. PLC	212,900	36,478,286
Fluence Energy, Inc. (a)(c)	23,800	481,950
Hubbell, Inc. Class B	7,100	1,727,501
Regal Rexnord Corp.	4,600	647,358
		39,890,847
Ground Transportation - 0.0%
J.B. Hunt Transport Services, Inc.	6,600	1,158,036
Industrial Conglomerates - 1.1%
General Electric Co. (b)	296,700	28,364,520
Machinery - 1.2%
Caterpillar, Inc.	78,400	17,941,056
Cummins, Inc.	29,000	6,927,520
Deere & Co.	2,500	1,032,200
PACCAR, Inc.	13,800	1,010,160
Pentair PLC	42,600	2,354,502
		29,265,438
Professional Services - 0.5%
Equifax, Inc.	56,200	11,399,608
Road & Rail - 0.1%
Canadian Pacific Railway Ltd. (c)	35,200	2,708,288
Trading Companies & Distributors - 0.2%
Bunzl PLC	8,000	301,689
W.W. Grainger, Inc.	5,800	3,995,098
WESCO International, Inc.	4,700	726,338
		5,023,125
Transportation - 1.6%
Lyft, Inc. (a)	358,300	3,321,441
Uber Technologies, Inc. (a)	1,188,672	37,680,902
		41,002,343
TOTAL INDUSTRIALS		334,498,452
INFORMATION TECHNOLOGY - 22.5%
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	122,000	9,969,840
Flex Ltd. (a)	102,500	2,358,525
		12,328,365
IT Services - 0.6%
Accenture PLC Class A	28,823	8,237,902
Shopify, Inc. Class A (a)	152,700	7,320,438
X Holdings Corp. Class A (f)	22,870	835,670
		16,394,010
Semiconductors & Semiconductor Equipment - 9.6%
Advanced Micro Devices, Inc. (a)	241,200	23,640,012
Analog Devices, Inc.	104,500	20,609,490
Applied Materials, Inc.	14,000	1,719,620
GlobalFoundries, Inc. (a)	223,100	16,103,358
Lam Research Corp.	18,401	9,754,738
Lattice Semiconductor Corp. (a)	43,900	4,192,450
Marvell Technology, Inc.	905,748	39,218,888
NVIDIA Corp. (b)	289,800	80,497,746
onsemi (a)	273,000	22,473,360
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	200,500	18,650,510
Universal Display Corp.	7,600	1,178,988
		238,039,160
Software - 9.0%
Adobe, Inc. (a)	15,519	5,980,557
Autodesk, Inc. (a)	52,800	10,990,848
Dynatrace, Inc. (a)	199,836	8,453,063
Microsoft Corp.	514,113	148,218,777
Oracle Corp.	28,500	2,648,220
Paycom Software, Inc. (a)	6,500	1,976,065
Salesforce, Inc. (a)	82,595	16,500,829
Synopsys, Inc. (a)	16,500	6,373,125
Tenable Holdings, Inc. (a)	14,709	698,825
Workday, Inc. Class A (a)	105,100	21,707,354
		223,547,663
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	415,855	68,574,490
Samsung Electronics Co. Ltd.	15,000	739,057
		69,313,547
TOTAL INFORMATION TECHNOLOGY		559,622,745
MATERIALS - 4.6%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	39,700	11,402,237
Linde PLC	21,000	7,464,240
Olin Corp.	4,000	222,000
Sherwin-Williams Co.	88,866	19,974,411
The Chemours Co. LLC	89,300	2,673,642
		41,736,530
Containers & Packaging - 0.1%
Aptargroup, Inc.	2,100	248,199
Ball Corp.	41,700	2,298,087
		2,546,286
Metals & Mining - 2.8%
Barrick Gold Corp.	325,700	6,048,249
First Quantum Minerals Ltd.	250,200	5,751,916
Franco-Nevada Corp.	4,111	599,631
Freeport-McMoRan, Inc.	418,700	17,129,017
Newmont Corp. (b)	565,200	27,706,104
Nucor Corp.	68,800	10,627,536
Wheaton Precious Metals Corp.	34,900	1,680,829
		69,543,282
TOTAL MATERIALS		113,826,098
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Extra Space Storage, Inc.	12,200	1,987,746
Lamar Advertising Co. Class A	4,600	459,494
		2,447,240
TOTAL COMMON STOCKS (Cost $1,740,315,841)		2,350,674,551

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(e)(f)	17,226	3,646,916
Reddit, Inc. Series E (a)(e)(f)	3,500	133,350
		3,780,266
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
Yanka Industries, Inc.:
Series E (a)(e)(f)	165,574	1,370,953
Series F (a)(e)(f)	265,105	2,195,069
		3,566,022
Software - 0.0%
Evozyne LLC Series A (a)(e)(f)	20,000	333,800
TOTAL INFORMATION TECHNOLOGY		3,899,822
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,936,285)		7,680,088

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (g)	125,586,823	125,611,941
Fidelity Securities Lending Cash Central Fund 4.87% (g)(h)	9,972,272	9,973,269
TOTAL MONEY MARKET FUNDS (Cost $135,585,210)		135,585,210

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,888,837,336)	2,493,939,849
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(5,978,228)
NET ASSETS - 100.0%	2,487,961,621

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
General Electric Co.	Chicago Board Options Exchange	300	2,868,000	105.00	06/16/23	(61,350)
Netflix, Inc.	Chicago Board Options Exchange	300	10,364,400	425.00	04/21/23	(39,900)
Newmont Corp.	Chicago Board Options Exchange	312	1,529,424	52.50	04/21/23	(15,288)
NVIDIA Corp.	Chicago Board Options Exchange	300	8,333,100	290.00	05/19/23	(387,000)
The Boeing Co.	Chicago Board Options Exchange	700	14,870,100	235.00	04/21/23	(29,750)

TOTAL WRITTEN OPTIONS						(533,288)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $37,965,024.
(c)	Security or a portion of the security is on loan at period end.
(d)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,255,019 or 0.7% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,887,525

Evolent Health, Inc.	3/28/23	4,219,500

Evozyne LLC Series A	4/09/21	449,400

Reddit, Inc. Series E	5/18/21	148,660

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	1,694,172

Tory Burch LLC	5/14/15	2,039,212

Yanka Industries, Inc. Series E	5/15/20	2,000,001

Yanka Industries, Inc. Series F	4/08/21	8,450,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	73,108,960	328,818,655	276,315,674	1,051,460	-	-	125,611,941	0.3%
Fidelity Securities Lending Cash Central Fund 4.87%	2,193,014	69,484,241	61,703,986	3,624	-	-	9,973,269	0.0%
Total	75,301,974	398,302,896	338,019,660	1,055,084	-	-	135,585,210

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	218,396,349	209,224,443	5,391,640	3,780,266
Consumer Discretionary	234,234,015	196,247,836	37,009,751	976,428
Consumer Staples	93,798,460	79,357,859	14,440,601	-
Energy	118,713,559	118,713,559	-	-
Financials	338,421,104	333,380,371	1,927,631	3,113,102
Health Care	340,496,795	336,011,394	4,485,401	-
Industrials	334,498,452	333,899,640	598,812	-
Information Technology	563,522,567	558,048,018	739,057	4,735,492
Materials	113,826,098	113,826,098	-	-
Real Estate	2,447,240	2,447,240	-	-

Money Market Funds	135,585,210	135,585,210	-	-
Total Investments in Securities:	2,493,939,849	2,416,741,668	64,592,893	12,605,288
Derivative Instruments:

Liabilities
Written Options	(533,288)	(533,288)	-	-
Total Liabilities	(533,288)	(533,288)	-	-
Total Derivative Instruments:	(533,288)	(533,288)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(533,288)
Total Equity Risk	0	(533,288)
Total Value of Derivatives	0	(533,288)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,997,715) - See accompanying schedule:
Unaffiliated issuers (cost $1,753,252,126)	$2,358,354,639
Fidelity Central Funds (cost $135,585,210)	135,585,210

Total Investment in Securities (cost $1,888,837,336)		$2,493,939,849
Cash		66,938
Restricted cash		20,101
Foreign currency held at value (cost $14,843)		14,843
Receivable for investments sold		18,175,888
Receivable for fund shares sold		489,118
Dividends receivable		1,493,029
Distributions receivable from Fidelity Central Funds		347,395
Prepaid expenses		1,447
Other receivables		13,576
Total assets		2,514,562,184
Liabilities
Payable for investments purchased	$14,307,644
Payable for fund shares redeemed	664,650
Accrued management fee	796,112
Distribution and service plan fees payable	111,270
Written options, at value (premium received $1,006,638)	533,288
Other affiliated payables	127,046
Other payables and accrued expenses	90,773
Collateral on securities loaned	9,969,780
Total Liabilities		26,600,563
Net Assets		$2,487,961,621
Net Assets consist of:
Paid in capital		$1,860,327,850
Total accumulated earnings (loss)		627,633,771
Net Assets		$2,487,961,621

Net Asset Value and Maximum Offering Price
Class O :
Net Asset Value , offering price and redemption price per share ($1,929,523,498 ÷ 70,146,002 shares)		$27.51
Class A :
Net Asset Value and redemption price per share ($361,546,126 ÷ 13,713,268 shares) (a)		$26.36
Maximum offering price per share (100/94.25 of $26.36)		$27.97
Class M :
Net Asset Value and redemption price per share ($46,623,837 ÷ 1,792,856 shares) (a)		$26.01
Maximum offering price per share (100/96.50 of $26.01)		$26.95
Class C :
Net Asset Value and offering price per share ($23,690,607 ÷ 961,013 shares) (a)		$24.65
Class I :
Net Asset Value , offering price and redemption price per share ($96,960,122 ÷ 3,348,145 shares)		$28.96
Class Z :
Net Asset Value , offering price and redemption price per share ($29,617,431 ÷ 1,037,645 shares)		$28.54
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends		$13,783,209
Income from Fidelity Central Funds (including $3,624 from security lending)		1,055,084
Total Income		14,838,293
Expenses
Management fee	$4,791,516
Transfer agent fees	1,544,732
Distribution and service plan fees	664,946
Accounting fees	318,210
Custodian fees and expenses	46,466
Independent trustees' fees and expenses	4,494
Registration fees	45,644
Audit	48,427
Legal	6,610
Miscellaneous	6,353
Total expenses before reductions	7,477,398
Expense reductions	(1,154,997)
Total expenses after reductions		6,322,401
Net Investment income (loss)		8,515,892
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27,959,735
Foreign currency transactions	(2,805)
Written options	2,712,929
Total net realized gain (loss)		30,669,859
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	276,269,367
Assets and liabilities in foreign currencies	28,942
Written options	473,350
Total change in net unrealized appreciation (depreciation)		276,771,659
Net gain (loss)		307,441,518
Net increase (decrease) in net assets resulting from operations		$315,957,410
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,515,892	$20,063,935
Net realized gain (loss)	30,669,859	213,809,147
Change in net unrealized appreciation (depreciation)	276,771,659	(715,326,018)
Net increase (decrease) in net assets resulting from operations	315,957,410	(481,452,936)
Distributions to shareholders	(196,467,380)	(458,516,913)
Share transactions - net increase (decrease)	101,073,197	297,349,064
Total increase (decrease) in net assets	220,563,227	(642,620,785)

Net Assets
Beginning of period	2,267,398,394	2,910,019,179
End of period	$2,487,961,621	$2,267,398,394

Financial Highlights
Fidelity Advisor® Diversified Stock Fund Class O

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$26.24	$37.32	$30.57	$24.95	$28.95	$26.07
Income from Investment Operations
Net investment income (loss) A,B	.11	.26	.16	.20	.22	.21
Net realized and unrealized gain (loss)	3.50	(5.43)	8.28	6.28	(1.33)	4.95
Total from investment operations	3.61	(5.17)	8.44	6.48	(1.11)	5.16
Distributions from net investment income	(.22)	(.25) C	(.17)	(.22)	(.17)	(.35)
Distributions from net realized gain	(2.11)	(5.66) C	(1.53)	(.64)	(2.71)	(1.93)
Total distributions	(2.34) D	(5.91)	(1.69) D	(.86)	(2.89) D	(2.28)
Net asset value, end of period	$27.51	$26.24	$37.32	$30.57	$24.95	$28.95
Total Return E,F	14.35%	(17.44)%	28.60%	26.50%	(2.68)%	21.08% G
Ratios to Average Net Assets B,H,I
Expenses before reductions	.55% J	.55%	.55%	.57%	.57%	.47%
Expenses net of fee waivers, if any	.44% J	.45%	.45%	.46%	.46%	.47%
Expenses net of all reductions	.44% J	.45%	.44%	.45%	.46%	.46%
Net investment income (loss)	.79% J	.80%	.47%	.74%	.88%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$1,929,524	$1,791,079	$2,335,000	$1,935,829	$1,640,484	$1,855,761
Portfolio turnover rate K	97% J	90%	75%	78%	95%	103%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Diversified Stock Fund Class A

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.18	$36.04	$29.58	$24.17	$28.14	$25.40
Income from Investment Operations
Net investment income (loss) A,B	.06	.14	.04	.10	.12	.11
Net realized and unrealized gain (loss)	3.35	(5.22)	8.01	6.08	(1.30)	4.82
Total from investment operations	3.41	(5.08)	8.05	6.18	(1.18)	4.93
Distributions from net investment income	(.12)	(.12) C	(.07)	(.13)	(.08)	(.26)
Distributions from net realized gain	(2.11)	(5.66) C	(1.53)	(.64)	(2.71)	(1.93)
Total distributions	(2.23)	(5.78)	(1.59) D	(.77)	(2.79)	(2.19)
Net asset value, end of period	$26.36	$25.18	$36.04	$29.58	$24.17	$28.14
Total Return E,F,G	14.14%	(17.76)%	28.17%	26.05%	(3.05)%	20.67% H
Ratios to Average Net Assets B,I,J
Expenses before reductions	.85% K	.85%	.85%	.87%	.88%	.82%
Expenses net of fee waivers, if any	.79% K	.80%	.80%	.81%	.82%	.81%
Expenses net of all reductions	.79% K	.80%	.79%	.80%	.81%	.80%
Net investment income (loss)	.44% K	.45%	.12%	.38%	.52%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$361,546	$318,997	$399,876	$314,622	$270,441	$284,276
Portfolio turnover rate L	97% K	90%	75%	78%	95%	103%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Diversified Stock Fund Class M

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.82	$35.60	$29.27	$23.91	$27.86	$25.17
Income from Investment Operations
Net investment income (loss) A,B	.01	.04	(.07)	.01	.04	.01
Net realized and unrealized gain (loss)	3.32	(5.14)	7.93	6.02	(1.29)	4.78
Total from investment operations	3.33	(5.10)	7.86	6.03	(1.25)	4.79
Distributions from net investment income	(.02)	(.04) C	-	(.03)	-	(.17)
Distributions from net realized gain	(2.11)	(5.64) C	(1.53)	(.64)	(2.70)	(1.93)
Total distributions	(2.14) D	(5.68)	(1.53)	(.67)	(2.70)	(2.10)
Net asset value, end of period	$26.01	$24.82	$35.60	$29.27	$23.91	$27.86
Total Return E,F,G	13.97%	(18.02)%	27.74%	25.64%	(3.42)%	20.23%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.13% J	1.12%	1.13%	1.17%	1.18%	1.19%
Expenses net of fee waivers, if any	1.13% J	1.12%	1.13%	1.16%	1.18%	1.19%
Expenses net of all reductions	1.12% J	1.12%	1.12%	1.16%	1.18%	1.18%
Net investment income (loss)	.11% J	.12%	(.21)%	.03%	.16%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$46,624	$41,957	$53,062	$42,562	$38,382	$41,540
Portfolio turnover rate K	97% J	90%	75%	78%	95%	103%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Diversified Stock Fund Class C

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.67	$34.17	$28.30	$23.21	$27.13	$24.57
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.13)	(.25)	(.13)	(.09)	(.12)
Net realized and unrealized gain (loss)	3.15	(4.91)	7.65	5.82	(1.25)	4.65
Total from investment operations	3.09	(5.04)	7.40	5.69	(1.34)	4.53
Distributions from net investment income	-	(.04) C	-	- D	-	(.04)
Distributions from net realized gain	(2.11)	(5.42) C	(1.53)	(.60)	(2.58)	(1.93)
Total distributions	(2.11)	(5.46)	(1.53)	(.60)	(2.58)	(1.97)
Net asset value, end of period	$24.65	$23.67	$34.17	$28.30	$23.21	$27.13
Total Return E,F,G	13.64%	(18.49)%	27.03%	24.87%	(3.92)%	19.55%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.69% J	1.69%	1.70%	1.73%	1.74%	1.74%
Expenses net of fee waivers, if any	1.69% J	1.69%	1.70%	1.73%	1.74%	1.74%
Expenses net of all reductions	1.69% J	1.69%	1.69%	1.72%	1.74%	1.73%
Net investment income (loss)	(.46)% J	(.45)%	(.78)%	(.54)%	(.40)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$23,691	$22,437	$32,096	$30,556	$29,785	$34,772
Portfolio turnover rate K	97% J	90%	75%	78%	95%	103%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Diversified Stock Fund Class I

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$27.49	$38.84	$31.75	$25.88	$29.91	$26.87
Income from Investment Operations
Net investment income (loss) A,B	.09	.22	.12	.16	.18	.17
Net realized and unrealized gain (loss)	3.67	(5.71)	8.62	6.52	(1.36)	5.11
Total from investment operations	3.76	(5.49)	8.74	6.68	(1.18)	5.28
Distributions from net investment income	(.18)	(.20) C	(.12)	(.18)	(.13)	(.31)
Distributions from net realized gain	(2.11)	(5.66) C	(1.53)	(.64)	(2.71)	(1.93)
Total distributions	(2.29)	(5.86)	(1.65)	(.81) D	(2.85) D	(2.24)
Net asset value, end of period	$28.96	$27.49	$38.84	$31.75	$25.88	$29.91
Total Return E,F	14.26%	(17.57)%	28.43%	26.32%	(2.85)%	20.88%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.59% I	.59%	.59%	.61%	.62%	.62%
Expenses net of fee waivers, if any	.59% I	.59%	.59%	.61%	.62%	.62%
Expenses net of all reductions	.59% I	.59%	.58%	.60%	.62%	.61%
Net investment income (loss)	.64% I	.65%	.33%	.59%	.72%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$96,960	$75,626	$73,345	$58,886	$56,150	$49,619
Portfolio turnover rate J	97% I	90%	75%	78%	95%	103%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Diversified Stock Fund Class Z

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$27.14	$38.41	$31.42	$25.62	$29.65	$26.66
Income from Investment Operations
Net investment income (loss) A,B	.11	.25	.16	.19	.21	.21
Net realized and unrealized gain (loss)	3.62	(5.63)	8.51	6.46	(1.36)	5.06
Total from investment operations	3.73	(5.38)	8.67	6.65	(1.15)	5.27
Distributions from net investment income	(.22)	(.23) C	(.16)	(.21)	(.17)	(.35)
Distributions from net realized gain	(2.11)	(5.66) C	(1.53)	(.64)	(2.71)	(1.93)
Total distributions	(2.33)	(5.89)	(1.68) D	(.85)	(2.88)	(2.28)
Net asset value, end of period	$28.54	$27.14	$38.41	$31.42	$25.62	$29.65
Total Return E,F	14.32%	(17.47)%	28.55%	26.47%	(2.74)%	21.02%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.48% I	.48%	.48%	.49%	.50%	.51%
Expenses net of fee waivers, if any	.47% I	.48%	.48%	.49%	.50%	.50%
Expenses net of all reductions	.47% I	.48%	.47%	.49%	.49%	.49%
Net investment income (loss)	.75% I	.77%	.44%	.70%	.84%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$29,617	$17,302	$16,639	$12,284	$10,010	$6,288
Portfolio turnover rate J	97% I	90%	75%	78%	95%	103%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended March 31, 2023

1. Organization.
Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares. The Fund offers Class O, Class A, Class M, Class C, Class I, and Class Z shares, each of which has equal rights as to assets and voting privileges. Class O, Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in   dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Diversified Stock Fund	$9,690

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$637,646,800
Gross unrealized depreciation	(40,372,432)
Net unrealized appreciation (depreciation)	$597,274,368
Tax cost	$1,897,138,831

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Advisor Diversified Stock Fund	996,529.04

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified Stock Fund	1,144,284,509	1,304,685,874
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$434,388	$6,967
Class M	.25%	.25%	113,590	972
Class C	.75%	.25%	116,968	15,498
			$664,946	$23,437

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$42,938
Class M	1,721
Class C A	8,081
$52,740
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class O	$1,107,237.12
Class A	288,062.17
Class M	43,985.19
Class C	30,140.26
Class I	70,381.16
Class Z	4,927.04
	$1,544,732
During the period, the investment adviser or its affiliates waived a portion of these fees.

A     Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Diversified Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Diversified Stock Fund	$26,404

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Diversified Stock Fund	52,394,037	93,576,545	4,349,644
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Diversified Stock Fund	$3,453
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Diversified Stock Fund	$377	$-	$-
8. Expense Reductions.
Effective November 1, 2018, FIIOC agreed to waive Class O and Class A transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver may not be terminated without the approval of the Board.

	Transfer Agent Fees Limitation	Waiver
Class O	.01%	$1,011,073
Class A	.11%	96,184

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $993. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	$1,085

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $45,662.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2023	Year ended September 30, 2022
Fidelity Advisor Diversified Stock Fund
Distributions to shareholders
Class O	$ 154,281,176	$365,744,514
Class A	28,221,118	64,804,937
Class M	3,593,245	8,769,739
Class C	1,915,199	5,288,572
Class I	6,755,305	11,364,980
Class Z	1,701,337	2,544,171
Total	$196,467,380	$458,516,913
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2023	Year ended September 30, 2022	Six months ended March 31, 2023	Year ended September 30, 2022
Fidelity Advisor Diversified Stock Fund
Class O
Shares sold	152,659	551,781	$4,176,164	$17,867,516
Reinvestment of distributions	5,205,237	9,414,946	134,034,858	319,354,977
Shares redeemed	(3,480,384)	(4,261,527)	(93,579,506)	(138,547,377)
Net increase (decrease)	1,877,512	5,705,200	$44,631,516	$198,675,116
Class A
Shares sold	758,052	1,399,424	$19,812,196	$44,810,563
Reinvestment of distributions	1,127,278	1,959,102	27,855,061	63,964,694
Shares redeemed	(839,514)	(1,786,105)	(21,840,570)	(54,737,292)
Net increase (decrease)	1,045,816	1,572,421	$25,826,687	$54,037,965
Class M
Shares sold	122,998	297,075	$3,203,519	$9,639,615
Reinvestment of distributions	146,709	270,089	3,578,243	8,713,064
Shares redeemed	(167,512)	(367,174)	(4,350,041)	(11,150,374)
Net increase (decrease)	102,195	199,990	$2,431,721	$7,202,305
Class C
Shares sold	111,905	209,837	$2,723,091	$6,571,126
Reinvestment of distributions	81,037	167,701	1,876,816	5,183,644
Shares redeemed	(179,827)	(369,072)	(4,402,532)	(10,825,059)
Net increase (decrease)	13,115	8,466	$197,375	$929,711
Class I
Shares sold	742,266	1,292,193	$21,293,050	$42,965,177
Reinvestment of distributions	210,392	252,131	5,705,837	8,970,834
Shares redeemed	(355,877)	(681,409)	(10,117,034)	(22,296,490)
Net increase (decrease)	596,781	862,915	$16,881,853	$29,639,521
Class Z
Shares sold	435,148	268,029	$12,186,980	$8,751,413
Reinvestment of distributions	58,613	66,191	1,566,132	2,323,303
Shares redeemed	(93,699)	(129,807)	(2,649,067)	(4,210,270)
Net increase (decrease)	400,062	204,413	$11,104,045	$6,864,446
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023
Fidelity Advisor® Diversified Stock Fund
Class O	.44%
Actual		$ 1,000	$ 1,143.50	$ 2.35
Hypothetical- B		$ 1,000	$ 1,022.74	$ 2.22
Class A	.79%
Actual		$ 1,000	$ 1,141.40	$ 4.22
Hypothetical- B		$ 1,000	$ 1,020.99	$ 3.98
Class M	1.13%
Actual		$ 1,000	$ 1,139.70	$ 6.03
Hypothetical- B		$ 1,000	$ 1,019.30	$ 5.69
Class C	1.69%
Actual		$ 1,000	$ 1,136.40	$ 9.00
Hypothetical- B		$ 1,000	$ 1,016.50	$ 8.50
Class I	.59%
Actual		$ 1,000	$ 1,142.60	$ 3.15
Hypothetical- B		$ 1,000	$ 1,021.99	$ 2.97
Class Z	.47%
Actual		$ 1,000	$ 1,143.20	$ 2.51
Hypothetical- B		$ 1,000	$ 1,022.59	$ 2.37

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.814747.117
ADESI-SANN-0523
Fidelity Advisor® Capital Development Fund

Semi-Annual Report
March 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary March 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	7.6
Microsoft Corp.	6.7
General Electric Co.	6.4
Wells Fargo & Co.	4.9
Apple, Inc.	3.4
Bank of America Corp.	2.5
The Boeing Co.	2.2
Hess Corp.	2.0
Comcast Corp. Class A	2.0
Bristol-Myers Squibb Co.	2.0
39.7

Market Sectors (% of Fund's net assets)

Financials	17.1
Information Technology	16.3
Industrials	16.1
Health Care	13.7
Energy	12.5
Communication Services	8.7
Consumer Staples	4.8
Consumer Discretionary	3.9
Materials	3.1
Real Estate	0.9
Utilities	0.6

Asset Allocation (% of Fund's net assets)

Schedule of Investments March 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	160,500	6,241,469
Verizon Communications, Inc.	197,006	7,661,563
		13,903,032
Entertainment - 1.4%
Activision Blizzard, Inc.	61,300	5,246,667
Nintendo Co. Ltd. ADR	477,700	4,628,913
The Walt Disney Co. (b)	220,500	22,078,665
Universal Music Group NV	774,200	19,606,424
		51,560,669
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A (b)	498,600	51,719,778
Class C (b)	452,360	47,045,440
Match Group, Inc. (b)	143,000	5,489,770
Meta Platforms, Inc. Class A (b)	221,739	46,995,364
Snap, Inc. Class A (b)	519,100	5,819,111
		157,069,463
Media - 2.6%
Charter Communications, Inc. Class A (b)	8,200	2,932,402
Comcast Corp. Class A	1,945,500	73,753,905
Interpublic Group of Companies, Inc.	520,600	19,387,144
		96,073,451
TOTAL COMMUNICATION SERVICES		318,606,615
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.2%
BorgWarner, Inc.	199,160	9,780,748
Automobiles - 0.1%
General Motors Co.	82,600	3,029,768
Broadline Retail - 0.2%
Amazon.com, Inc. (b)	74,900	7,736,421
Hotels, Restaurants & Leisure - 1.9%
Amadeus IT Holding SA Class A (b)	113,600	7,620,692
Booking Holdings, Inc. (b)	14,600	38,725,186
Expedia, Inc. (b)	64,300	6,239,029
Marriott International, Inc. Class A	71,700	11,905,068
Starbucks Corp.	41,400	4,310,982
		68,800,957
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	85,100	8,528,722
Sony Group Corp. sponsored ADR (c)	55,100	4,994,815
Whirlpool Corp. (c)	11,900	1,571,038
		15,094,575
Specialty Retail - 1.0%
Lowe's Companies, Inc.	179,500	35,894,615
RH (b)	7,700	1,875,335
		37,769,950
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	25,700	3,151,848
TOTAL CONSUMER DISCRETIONARY		145,364,267
CONSUMER STAPLES - 4.8%
Beverages - 1.8%
Diageo PLC sponsored ADR (c)	96,500	17,483,870
Keurig Dr. Pepper, Inc.	434,300	15,322,104
The Coca-Cola Co.	561,700	34,842,251
		67,648,225
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	4,400	2,186,228
Performance Food Group Co. (b)	131,900	7,958,846
Sysco Corp.	308,400	23,817,732
Target Corp.	33,700	5,581,731
U.S. Foods Holding Corp. (b)	174,700	6,453,418
Walmart, Inc.	71,700	10,572,165
		56,570,120
Household Products - 0.2%
Colgate-Palmolive Co.	4,500	338,175
Procter & Gamble Co.	5,100	758,319
Spectrum Brands Holdings, Inc.	66,100	4,377,142
		5,473,636
Personal Products - 0.4%
Haleon PLC ADR (c)	1,526,200	12,423,268
Tobacco - 0.9%
Altria Group, Inc.	744,400	33,215,128
TOTAL CONSUMER STAPLES		175,330,377
ENERGY - 12.5%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	28,200	813,852
Oil, Gas & Consumable Fuels - 12.5%
Canadian Natural Resources Ltd.	120,400	6,662,757
Cenovus Energy, Inc. (Canada) (c)	2,484,158	43,341,802
Exxon Mobil Corp.	2,546,900	279,293,055
Hess Corp.	558,320	73,888,069
Imperial Oil Ltd.	430,100	21,872,566
Kosmos Energy Ltd. (b)	3,433,301	25,543,759
MEG Energy Corp. (b)	315,000	5,060,044
Phillips 66 Co.	33,900	3,436,782
		459,098,834
TOTAL ENERGY		459,912,686
FINANCIALS - 17.1%
Banks - 10.6%
Bank of America Corp.	3,281,215	93,842,749
JPMorgan Chase & Co.	288,700	37,620,497
M&T Bank Corp.	50,000	5,978,500
PNC Financial Services Group, Inc.	250,416	31,827,874
Truist Financial Corp.	637,526	21,739,637
U.S. Bancorp	540,242	19,475,724
Wells Fargo & Co.	4,822,750	180,274,395
		390,759,376
Capital Markets - 2.3%
Charles Schwab Corp.	7,500	392,850
CME Group, Inc.	5,100	976,752
KKR & Co. LP	367,285	19,289,808
Morgan Stanley	213,200	18,718,960
Northern Trust Corp.	385,895	34,008,926
Raymond James Financial, Inc.	101,650	9,480,896
State Street Corp.	40,890	3,094,964
		85,963,156
Financial Services - 4.0%
Edenred SA	234,900	13,894,013
Fidelity National Information Services, Inc.	158,400	8,605,872
Global Payments, Inc.	21,500	2,262,660
MasterCard, Inc. Class A	38,600	14,027,626
MGIC Investment Corp.	287,861	3,863,095
PayPal Holdings, Inc. (b)	102,100	7,753,474
Radian Group, Inc. (c)	1,166,252	25,774,169
Visa, Inc. Class A	306,800	69,171,128
		145,352,037
Insurance - 0.2%
Chubb Ltd.	40,200	7,806,036
TOTAL FINANCIALS		629,880,605
HEALTH CARE - 13.7%
Biotechnology - 0.4%
Alnylam Pharmaceuticals, Inc. (b)	43,000	8,613,760
Argenx SE ADR (b)	4,200	1,564,836
Insmed, Inc. (b)	157,479	2,685,017
Vaxcyte, Inc. (b)	69,200	2,593,616
Verve Therapeutics, Inc. (b)(c)	66,900	964,698
		16,421,927
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	14,100	1,427,766
Becton, Dickinson & Co.	40,600	10,050,124
Boston Scientific Corp. (b)	1,035,451	51,803,614
GE Healthcare Holding LLC	687,162	56,367,899
iRhythm Technologies, Inc. (b)	412	51,100
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	175,704	3,224,168
		122,924,671
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	300,400	22,680,200
Centene Corp. (b)	34,000	2,149,140
Cigna Group	166,000	42,417,980
CVS Health Corp.	346,000	25,711,260
Guardant Health, Inc. (b)	80,400	1,884,576
Humana, Inc.	13,200	6,408,072
McKesson Corp.	110,680	39,407,614
UnitedHealth Group, Inc.	120,700	57,041,613
		197,700,455
Life Sciences Tools & Services - 0.3%
Danaher Corp.	39,300	9,905,172
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	1,031,500	71,493,265
Eli Lilly & Co.	46,220	15,872,872
GSK PLC sponsored ADR	753,100	26,795,298
Johnson & Johnson	250,960	38,898,800
Sanofi SA sponsored ADR	63,000	3,428,460
Viatris, Inc.	50,600	486,772
		156,975,467
TOTAL HEALTH CARE		503,927,692
INDUSTRIALS - 15.9%
Aerospace & Defense - 3.8%
Airbus Group NV	170,600	22,786,620
General Dynamics Corp.	49,300	11,250,753
Huntington Ingalls Industries, Inc.	33,400	6,914,468
MTU Aero Engines AG	15,500	3,876,328
Raytheon Technologies Corp.	62,000	6,071,660
Safran SA	29,100	4,307,867
Textron, Inc.	31,600	2,231,908
The Boeing Co. (b)	381,200	80,978,316
		138,417,920
Air Freight & Logistics - 2.1%
FedEx Corp.	84,900	19,398,801
United Parcel Service, Inc. Class B	287,800	55,830,322
		75,229,123
Airlines - 0.1%
Copa Holdings SA Class A	13,500	1,246,725
Ryanair Holdings PLC sponsored ADR (b)	34,400	3,243,576
		4,490,301
Building Products - 0.2%
Johnson Controls International PLC	98,900	5,955,758
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	350,200	4,521,082
Electrical Equipment - 1.2%
Acuity Brands, Inc.	66,400	12,133,272
Hubbell, Inc. Class B	43,218	10,515,372
Regal Rexnord Corp.	64,700	9,105,231
Vertiv Holdings Co.	923,100	13,209,561
		44,963,436
Ground Transportation - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	314,000	17,766,120
Industrial Conglomerates - 6.5%
3M Co.	33,900	3,563,229
General Electric Co.	2,479,287	237,019,837
		240,583,066
Machinery - 1.1%
Chart Industries, Inc. (b)	39,200	4,915,680
Cummins, Inc.	22,800	5,446,464
Flowserve Corp.	208,700	7,095,800
Fortive Corp.	112,100	7,641,857
Otis Worldwide Corp.	71,750	6,055,700
Stanley Black & Decker, Inc.	43,700	3,521,346
Westinghouse Air Brake Tech Co.	72,002	7,276,522
		41,953,369
Professional Services - 0.3%
Equifax, Inc.	15,900	3,225,156
Genpact Ltd.	130,700	6,040,954
		9,266,110
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares) (c)	82,399	1,442,518
TOTAL INDUSTRIALS		584,588,803
INFORMATION TECHNOLOGY - 16.3%
Electronic Equipment & Components - 0.2%
Mirion Technologies, Inc. (b)(d)	942,848	8,051,922
IT Services - 0.4%
IBM Corp.	40,500	5,309,145
Snowflake, Inc. (b)	3,300	509,157
Twilio, Inc. Class A (b)	85,300	5,683,539
Unisys Corp. (b)	515,247	1,999,158
		13,500,999
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	41,900	8,263,518
Applied Materials, Inc.	88,000	10,809,040
Intel Corp.	113,800	3,717,846
Lam Research Corp.	15,700	8,322,884
Marvell Technology, Inc.	423,167	18,323,131
NVIDIA Corp.	38,700	10,749,699
Qualcomm, Inc.	287,290	36,652,458
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	71,500	6,650,930
		103,489,506
Software - 9.4%
Adobe, Inc. (b)	63,200	24,355,384
Autodesk, Inc. (b)	42,200	8,784,352
DoubleVerify Holdings, Inc. (b)	64,200	1,935,630
Dynatrace, Inc. (b)	128,200	5,422,860
Elastic NV (b)	121,700	7,046,430
Intuit, Inc.	21,800	9,719,094
Microsoft Corp.	853,800	246,150,540
PTC, Inc. (b)	37,900	4,859,917
Salesforce, Inc. (b)	17,700	3,536,106
SAP SE sponsored ADR (c)	253,300	32,055,115
Workday, Inc. Class A (b)	12,900	2,664,366
		346,529,794
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	750,800	123,806,920
Samsung Electronics Co. Ltd.	84,220	4,149,556
		127,956,476
TOTAL INFORMATION TECHNOLOGY		599,528,697
MATERIALS - 3.1%
Chemicals - 0.7%
Axalta Coating Systems Ltd. (b)	48,600	1,472,094
DuPont de Nemours, Inc.	293,000	21,028,610
LyondellBasell Industries NV Class A	23,500	2,206,415
Sherwin-Williams Co.	6,600	1,483,482
		26,190,601
Metals & Mining - 2.4%
First Quantum Minerals Ltd.	1,102,538	25,346,545
Freeport-McMoRan, Inc.	1,235,679	50,551,628
Glencore PLC	2,431,200	13,989,658
		89,887,831
TOTAL MATERIALS		116,078,432
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	44,300	9,052,262
Crown Castle International Corp.	37,800	5,059,152
Equinix, Inc.	1,400	1,009,456
Simon Property Group, Inc.	160,900	18,015,973
		33,136,843
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	32,200	3,469,228
PG&E Corp. (b)	227,300	3,675,441
Southern Co.	219,600	15,279,768
		22,424,437
Multi-Utilities - 0.0%
Sempra Energy	9,300	1,405,788
TOTAL UTILITIES		23,830,225
TOTAL COMMON STOCKS (Cost $2,301,739,284)		3,590,185,242

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	5,200	198,120

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	451,800	7,395,966

TOTAL PREFERRED STOCKS (Cost $5,449,043)		7,594,086

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (f)	77,397,607	77,413,087
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	59,019,330	59,025,232
TOTAL MONEY MARKET FUNDS (Cost $136,438,319)		136,438,319

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $2,443,626,646)	3,734,217,647
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(52,194,503)
NET ASSETS - 100.0%	3,682,023,144

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,241,469 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,250,042 or 0.2% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mirion Technologies, Inc.	6/16/21	9,428,480

Reddit, Inc. Series E	5/18/21	220,866

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	72,038,809	135,012,662	129,638,384	2,157,379	-	-	77,413,087	0.2%
Fidelity Securities Lending Cash Central Fund 4.87%	22,860,131	168,131,591	131,966,490	95,463	-	-	59,025,232	0.2%
Total	94,898,940	303,144,253	261,604,874	2,252,842	-	-	136,438,319

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	318,804,735	292,758,722	25,847,893	198,120
Consumer Discretionary	145,364,267	137,743,575	7,620,692	-
Consumer Staples	175,330,377	175,330,377	-	-
Energy	459,912,686	459,912,686	-	-
Financials	629,880,605	629,880,605	-	-
Health Care	503,927,692	503,927,692	-	-
Industrials	591,984,769	564,890,282	27,094,487	-
Information Technology	599,528,697	595,379,141	4,149,556	-
Materials	116,078,432	102,088,774	13,989,658	-
Real Estate	33,136,843	33,136,843	-	-
Utilities	23,830,225	23,830,225	-	-

Money Market Funds	136,438,319	136,438,319	-	-
Total Investments in Securities:	3,734,217,647	3,655,317,241	78,702,286	198,120

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $58,116,764) - See accompanying schedule:
Unaffiliated issuers (cost $2,307,188,327)	$3,597,779,328
Fidelity Central Funds (cost $136,438,319)	136,438,319

Total Investment in Securities (cost $2,443,626,646)		$3,734,217,647
Foreign currency held at value (cost $193,653)		193,653
Receivable for investments sold
Regular delivery		5,935,678
Delayed delivery		2,353,847
Receivable for fund shares sold		146,853
Dividends receivable		4,026,473
Distributions receivable from Fidelity Central Funds		467,754
Prepaid expenses		2,008
Other receivables		326,300
Total assets		3,747,670,213
Liabilities
Payable for investments purchased	$3,547,284
Payable for fund shares redeemed	1,159,847
Accrued management fee	1,573,687
Distribution and service plan fees payable	117,599
Other affiliated payables	99,411
Other payables and accrued expenses	115,140
Collateral on securities loaned	59,034,101
Total Liabilities		65,647,069
Net Assets		$3,682,023,144
Net Assets consist of:
Paid in capital		$2,366,264,824
Total accumulated earnings (loss)		1,315,758,320
Net Assets		$3,682,023,144

Net Asset Value and Maximum Offering Price
Class O :
Net Asset Value , offering price and redemption price per share ($3,081,974,178 ÷ 167,352,238 shares)		$18.42
Class A :
Net Asset Value and redemption price per share ($556,697,297 ÷ 31,753,523 shares) (a)		$17.53
Maximum offering price per share (100/94.25 of $17.53)		$18.60
Class M :
Net Asset Value and redemption price per share ($3,724,211 ÷ 220,501 shares) (a)		$16.89
Maximum offering price per share (100/96.50 of $16.89)		$17.50
Class C :
Net Asset Value and offering price per share ($3,450,941 ÷ 215,247 shares) (a)		$16.03
Class I :
Net Asset Value , offering price and redemption price per share ($36,176,517 ÷ 1,954,913 shares)		$18.51
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends		$32,695,318
Income from Fidelity Central Funds (including $95,463 from security lending)		2,252,842
Total Income		34,948,160
Expenses
Management fee	$9,417,230
Transfer agent fees	2,316,128
Distribution and service plan fees	697,561
Accounting fees	447,423
Custodian fees and expenses	75,816
Independent trustees' fees and expenses	6,598
Registration fees	37,220
Audit	40,153
Legal	7,679
Miscellaneous	9,048
Total expenses before reductions	13,054,856
Expense reductions	(2,223,104)
Total expenses after reductions		10,831,752
Net Investment income (loss)		24,116,408
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	37,398,630
Foreign currency transactions	353,128
Total net realized gain (loss)		37,751,758
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	572,459,310
Assets and liabilities in foreign currencies	70,777
Total change in net unrealized appreciation (depreciation)		572,530,087
Net gain (loss)		610,281,845
Net increase (decrease) in net assets resulting from operations		$634,398,253
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,116,408	$48,567,478
Net realized gain (loss)	37,751,758	177,401,543
Change in net unrealized appreciation (depreciation)	572,530,087	(681,782,978)
Net increase (decrease) in net assets resulting from operations	634,398,253	(455,813,957)
Distributions to shareholders	(187,739,778)	(224,714,403)
Share transactions - net increase (decrease)	72,230,625	(322,026,152)
Total increase (decrease) in net assets	518,889,100	(1,002,554,512)

Net Assets
Beginning of period	3,163,134,044	4,165,688,556
End of period	$3,682,023,144	$3,163,134,044

Financial Highlights
Fidelity Advisor® Capital Development Fund Class O

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.18	$19.65	$14.71	$15.41	$17.96	$16.69
Income from Investment Operations
Net investment income (loss) A,B	.13	.25	.37 C	.29	.31	.26
Net realized and unrealized gain (loss)	3.09	(2.60)	5.32	.21	(.79) D	2.13
Total from investment operations	3.22	(2.35)	5.69	.50	(.48)	2.39
Distributions from net investment income	(.26)	(.38)	(.28)	(.31)	(.28)	(.24)
Distributions from net realized gain	(.71)	(.73)	(.47)	(.88)	(1.80)	(.88)
Total distributions	(.98) E	(1.12) E	(.75)	(1.20) E	(2.07) E	(1.12)
Net asset value, end of period	$18.42	$16.18	$19.65	$14.71	$15.41	$17.96
Total Return F,G	20.38%	(12.87)%	39.61%	2.62%	(1.43)% D,H	15.04% H
Ratios to Average Net Assets B,I,J
Expenses before reductions	.69% K	.68%	.70%	.72%	.70%	.58%
Expenses net of fee waivers, if any	.56% K	.56%	.56%	.57%	.58%	.58%
Expenses net of all reductions	.56% K	.56%	.56%	.57%	.57%	.58%
Net investment income (loss)	1.40% K	1.31%	2.03% C	1.95%	2.07%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$3,081,974	$2,660,011	$3,567,329	$2,663,852	$2,611,342	$2,896,451
Portfolio turnover rate L	11% K	11%	16%	26%	38%	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.41%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.53)%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Capital Development Fund Class A

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.42	$18.78	$14.09	$14.80	$17.34	$16.15
Income from Investment Operations
Net investment income (loss) A,B	.10	.19	.31 C	.24	.26	.20
Net realized and unrealized gain (loss)	2.94	(2.49)	5.09	.20	(.77) D	2.07
Total from investment operations	3.04	(2.30)	5.40	.44	(.51)	2.27
Distributions from net investment income	(.21)	(.33)	(.24)	(.27)	(.23)	(.19)
Distributions from net realized gain	(.71)	(.73)	(.47)	(.88)	(1.80)	(.88)
Total distributions	(.93) E	(1.06)	(.71)	(1.15)	(2.03)	(1.08) E
Net asset value, end of period	$17.53	$15.42	$18.78	$14.09	$14.80	$17.34
Total Return F,G,H	20.18%	(13.15)%	39.21%	2.37%	(1.76)% D,I	14.71% I
Ratios to Average Net Assets B,J,K
Expenses before reductions	.97% L	.96%	.97%	1.00%	1.00%	.87%
Expenses net of fee waivers, if any	.85% L	.85%	.85%	.86%	.87%	.87%
Expenses net of all reductions	.85% L	.85%	.85%	.86%	.86%	.87%
Net investment income (loss)	1.11% L	1.01%	1.74% C	1.66%	1.78%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$556,697	$467,810	$552,638	$425,890	$433,610	$460,953
Portfolio turnover rate M	11% L	11%	16%	26%	38%	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.12%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.86)%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Capital Development Fund Class M

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.85	$18.12	$13.61	$14.34	$16.85	$15.71
Income from Investment Operations
Net investment income (loss) A,B	.05	.10	.21 C	.16	.18	.11
Net realized and unrealized gain (loss)	2.84	(2.39)	4.93	.18	(.75) D	2.02
Total from investment operations	2.89	(2.29)	5.14	.34	(.57)	2.13
Distributions from net investment income	(.14)	(.24)	(.17)	(.19)	(.14)	(.11)
Distributions from net realized gain	(.71)	(.73)	(.47)	(.88)	(1.80)	(.88)
Total distributions	(.85)	(.98) E	(.63) E	(1.07)	(1.94)	(.99)
Net asset value, end of period	$16.89	$14.85	$18.12	$13.61	$14.34	$16.85
Total Return F,G,H	19.90%	(13.54)%	38.61%	1.76%	(2.27)% D	14.18%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.32% K	1.32%	1.33%	1.37%	1.40%	1.41%
Expenses net of fee waivers, if any	1.31% K	1.32%	1.33%	1.37%	1.40%	1.41%
Expenses net of all reductions	1.30% K	1.32%	1.33%	1.36%	1.40%	1.41%
Net investment income (loss)	.66% K	.54%	1.25% C	1.16%	1.24%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$3,724	$3,152	$3,476	$2,468	$3,294	$3,469
Portfolio turnover rate L	11% K	11%	16%	26%	38%	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .63%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (2.37)%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Capital Development Fund Class C

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.10	$17.28	$12.99	$13.73	$16.23	$15.17
Income from Investment Operations
Net investment income (loss) A,B	.01	.01	.13 C	.09	.11	.04
Net realized and unrealized gain (loss)	2.70	(2.27)	4.70	.19	(.73) D	1.94
Total from investment operations	2.71	(2.26)	4.83	.28	(.62)	1.98
Distributions from net investment income	(.06)	(.19)	(.07)	(.14)	(.09)	(.04)
Distributions from net realized gain	(.71)	(.73)	(.47)	(.88)	(1.80)	(.88)
Total distributions	(.78) E	(.92)	(.54)	(1.02)	(1.88) E	(.92)
Net asset value, end of period	$16.03	$14.10	$17.28	$12.99	$13.73	$16.23
Total Return F,G,H	19.62%	(13.95)%	37.89%	1.39%	(2.72)% D	13.62%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.80% K	1.78%	1.80%	1.83%	1.83%	1.84%
Expenses net of fee waivers, if any	1.79% K	1.78%	1.80%	1.83%	1.83%	1.84%
Expenses net of all reductions	1.79% K	1.78%	1.80%	1.82%	1.82%	1.83%
Net investment income (loss)	.16% K	.08%	.79% C	.70%	.82%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$3,451	$2,807	$2,607	$1,956	$3,247	$3,082
Portfolio turnover rate L	11% K	11%	16%	26%	38%	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .17%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (2.82)%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Capital Development Fund Class I

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.24	$19.73	$14.77	$15.46	$18.03	$16.74
Income from Investment Operations
Net investment income (loss) A,B	.11	.22	.35 C	.27	.29	.23
Net realized and unrealized gain (loss)	3.11	(2.62)	5.34	.22	(.81) D	2.16
Total from investment operations	3.22	(2.40)	5.69	.49	(.52)	2.39
Distributions from net investment income	(.23)	(.36)	(.26)	(.29)	(.26)	(.22)
Distributions from net realized gain	(.71)	(.73)	(.47)	(.88)	(1.80)	(.88)
Total distributions	(.95) E	(1.09)	(.73)	(1.18) E	(2.05) E	(1.10)
Net asset value, end of period	$18.51	$16.24	$19.73	$14.77	$15.46	$18.03
Total Return F,G	20.28%	(13.03)%	39.40%	2.54%	(1.68)% D	14.97%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.72% J	.72%	.71%	.72%	.73%	.72%
Expenses net of fee waivers, if any	.72% J	.72%	.71%	.72%	.73%	.72%
Expenses net of all reductions	.72% J	.72%	.71%	.71%	.73%	.72%
Net investment income (loss)	1.24% J	1.15%	1.87% C	1.81%	1.91%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$36,177	$29,353	$39,639	$11,438	$12,138	$5,315
Portfolio turnover rate K	11% J	11%	16%	26%	38%	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.78)%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended March 31, 2023

1 . Organization.
Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.
The Fund offers Class O, Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Class O, Class A, Class M, Class C, and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Capital Development Fund	$16,368

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), deferred Trustee compensation, and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,428,606,501
Gross unrealized depreciation	(143,040,191)
Net unrealized appreciation (depreciation)	$1,285,566,310
Tax cost	$2,448,651,337

The Fund elected to defer to its next fiscal year approximately $8,257,457 of capital losses recognized during the period November 1, 2021 to September 30, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Capital Development Fund	186,400,771	285,269,208
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$671,906	10,292
Class M	.25%	.25%	8,992	68
Class C	.75%	.25%	16,663	2,484
			$697,561	$12,844
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$39,259
Class M	267
Class C A	423
$39,949
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class O	$ 1,862,158.12
Class A	418,228.16
Class M	4,593.26
Class C	3,917.24
Class I	27,232.16
	$2,316,128
During the period, the investment adviser or its affiliates waived a portion of these fees.

A     Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Capital Development Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Capital Development Fund	$3,885

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Capital Development Fund	26,157,687	13,785,435	3,705,113

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Capital Development Fund	$5,024

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Capital Development Fund	$10,547	$-	$-
9. Expense Reductions.
Effective November 1, 2018, FIIOC agreed to waive Class O and Class A transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver may not be terminated without the approval of the Board.

	Transfer Agent Fees Limitation	Waiver
Class O	.00%	$1,850,898
Class A	.04%	305,884

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $77. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	$322

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $65,923.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2023	Year ended September 30, 2022
Fidelity Advisor Capital Development Fund
Distributions to shareholders
Class O	$ 157,550,564	$191,175,178
Class A	28,131,935	31,061,621
Class M	178,543	181,972
Class C	155,227	154,286
Class I	1,723,509	2,141,346
Total	$187,739,778	$224,714,403

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2023	Year ended September 30, 2022	Six months ended March 31, 2023	Year ended September 30, 2022
Fidelity Advisor Capital Development Fund
Class O
Shares sold	751,112	2,274,309	$13,551,758	$44,524,973
Reinvestment of distributions	8,928,556	9,628,440	152,142,587	185,058,616
Shares redeemed	(6,755,965)	(29,010,632)	(119,116,051)	(566,420,710)
Net increase (decrease)	2,923,703	(17,107,883)	$46,578,294	$(336,837,121)
Class A
Shares sold	759,632	1,347,054	$13,082,740	$24,709,340
Reinvestment of distributions	1,722,227	1,681,559	27,951,738	30,873,426
Shares redeemed	(1,070,249)	(2,117,176)	(18,364,405)	(38,725,031)
Net increase (decrease)	1,411,610	911,437	$22,670,073	$16,857,735
Class M
Shares sold	4,482	36,811	$74,458	$658,898
Reinvestment of distributions	11,401	10,252	178,543	181,972
Shares redeemed	(7,716)	(26,601)	(127,979)	(468,862)
Net increase (decrease)	8,167	20,462	$125,022	$372,008
Class C
Shares sold	41,213	158,585	$657,101	$2,739,763
Reinvestment of distributions	10,125	8,891	150,667	150,435
Shares redeemed	(35,192)	(119,205)	(555,312)	(1,940,174)
Net increase (decrease)	16,146	48,271	$252,456	$950,024
Class I
Shares sold	151,772	649,695	$2,764,616	$13,036,781
Reinvestment of distributions	89,390	96,947	1,531,242	1,873,010
Shares redeemed	(94,217)	(948,147)	(1,691,078)	(18,278,589)
Net increase (decrease)	146,945	(201,505)	$2,604,780	$(3,368,798)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023
Fidelity Advisor® Capital Development Fund
Class O	.56%
Actual		$ 1,000	$ 1,203.80	$ 3.08
Hypothetical- B		$ 1,000	$ 1,022.14	$ 2.82
Class A	.85%
Actual		$ 1,000	$ 1,201.80	$ 4.67
Hypothetical- B		$ 1,000	$ 1,020.69	$ 4.28
Class M	1.31%
Actual		$ 1,000	$ 1,199.00	$ 7.18
Hypothetical- B		$ 1,000	$ 1,018.40	$ 6.59
Class C	1.79%
Actual		$ 1,000	$ 1,196.20	$ 9.80
Hypothetical- B		$ 1,000	$ 1,016.01	$ 9.00
Class I	.72%
Actual		$ 1,000	$ 1,202.80	$ 3.95
Hypothetical- B		$ 1,000	$ 1,021.34	$ 3.63

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.814759.117
ADESII-SANN-0523

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2023